File No. 33-51061

811-07123

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 164  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 164  [X]

(Check appropriate box or boxes.)

BNY Mellon Advantage Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.

240 Greenwich Street, New York, New York 10286

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

240 Greenwich Street

New York, New York 10286

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A does not relate to BNY Mellon Dynamic Total Return Fund, BNY Mellon Global Dynamic

Bond Income Fund, BNY Mellon Global Real Return Fund or BNY Mellon Sustainable Balanced Fund, and only affects the Registration Statement of the series below:

BNY Mellon Dynamic Value Fund, BNY Mellon Opportunistic Midcap Value Fund, BNY Mellon Small Opportunistic Small Cap Fund, BNY Mellon Structured Midcap Fund and BNY Mellon Technology Growth Fund

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 10th day of January 2020.

BNY Mellon Advantage Funds, Inc.

BY:	/s/ Renee LaRoche-Morris*
Renee LaRoche-Morris, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Renee LaRoche-Morris*	President (Principal Executive Officer)	1/10/2020
Renee LaRoche-Morris
/s/ James Windels*	Treasurer (Principal Financial	1/10/2020

James Windels	and Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	1/10/2020

Joseph S. DiMartino

/s/ Peggy C. Davis*	Board Member	1/10/2020

Peggy C. Davis

/s/ Gina D. France*	Board Member	1/10/2020

Gina D. France

/s/ Joan L. Gulley*	Board Member	1/10/2020

Joan L. Gulley

/s/ Ehud Houminer*	Board Member	1/10/2020

Ehud Houminer

/s/ Robin A. Melvin*	Board Member	1/10/2020
Robin A. Melvin

*BY:	/s/ Sonalee Cross

Sonalee Cross Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.